UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Bond Fund

Annual report 5/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered strong returns during first half of the 12-month period ended May 31, 2020; however, heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2 trillion federal economic stimulus bill, helped lift the markets during the last two months of the period, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
41	Financial statements
45	Financial highlights
53	Notes to financial statements
64	Report of independent registered public accounting firm
65	Tax information
66	Statement regarding liquidity risk management
69	Trustees and Officers
73	More information

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2020 (%)

Class A shares (without sales charge)
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar intermediate core-plus bond fund category average
9.42
7.22
6.70
5.07
4.43
4.16
3.78
3.94
3.49
5.06
3.92
4.14
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The spread of COVID-19 was the key driver of market performance

A long period of positive growth and healthy investor risk appetites ended with the emergence of coronavirus in early 2020, sparking a flight into lower-risk asset classes.

Investment-grade bonds posted strong gains during the 12-month period

Although the bond market was affected by volatility in February and March, the backdrop of slowing growth, accommodative U.S. Federal Reserve policy, and investor demand for higher-quality assets fueled positive returns.

The fund underperformed its benchmark

Asset allocation and security selection both played a role in the shortfall.

PORTFOLIO COMPOSITION AS OF 5/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       3

QUALITY COMPOSITION AS OF 5/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

Manager's discussion of fund performance

How would you describe the investment backdrop during the 12 months ended May 31, 2020?

Investment-grade bonds delivered strong total returns, led by corporates and U.S. Treasuries. Yields fell dramatically as uncertainty about the economic impact of COVID-19 prompted a rotation from higher-risk assets toward those perceived to have a greater degree of safety. (Prices and yields move in opposite directions.) Bonds were also boosted by the U.S. Federal Reserve's decision to cut short-term interest rates to near zero. Corporate issues, while falling sharply in late February and most of March, posted a sizable gain thanks to their rally during the final two months of the period. High-yield (below investment-grade) bonds finished with a flat return and lagged the index by a wide margin due to their substantial underperformance in the first quarter of 2020.

What elements of the fund's positioning helped and hurt results?

Although the fund produced a strong absolute return, it underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The fund's allocation to high-yield bonds, which aren't represented in the benchmark, was the largest source of underperformance, due to the relative weakness in lower-quality issues. An underweight in U.S. Treasuries also detracted from relative performance, as did an overweight in commercial mortgage-backed securities.

An overweight in investment-grade corporates contributed. Security selection further detracted from results, with the fund's holding in investment-grade corporates, asset-backed securities (ABS), and mortgage-backed securities (MBS) producing returns below those of the corresponding index components. Duration and yield curve positioning was a small net positive.

COUNTRY COMPOSITION AS OF 5/31/2020 (%)

United States	89.2
United Kingdom	2.5
Netherlands	1.4
Canada	1.3
Other countries	5.6
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

What were some key aspects of your portfolio activity?

We steadily reduced risk in the portfolio in the second half of 2019 and early 2020 on the belief that valuations had become rich compared to historical levels. As part of this process, we lowered the fund's allocations to investment-grade and high-yield corporate bonds and increased its weighting in agency MBS. Additionally, we repositioned the portfolio toward the intermediate portion of the yield curve, which led to a reduction in ABS due to their shorter average maturities.

As valuations became attractive in the sell-off, we began to increase the fund's weighting in corporates and reduce its position in agency MBS. We achieved this largely though additions in high-quality issuers in the new issue market, which has seen a record level issuance so far in 2020.

Given our cautious optimism on the prospects for a gradual economic recovery, we believe corporates and high-yield bonds remain the most attractive areas of the market. At the same time, we think a cautious approach is warranted due to the unprecedented nature of market conditions in recent months. We therefore remain focused on bottom-up security selection and by robust fundamental analysis. Our primary emphasis is identifying opportunities among stable, high-quality issuers in the best position to weather economic uncertainty, while avoiding those facing above-average risks.

MANAGED BY

Howard C. Greene, CFA, Manulife IM (US)
Jeffrey N. Given, CFA, Manulife IM (US)

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-20	as of 5-31-20
Class A	2.93	2.94	4.63	15.58	57.24	2.52	2.52
Class B	1.41	2.69	4.47	14.20	54.86	1.94	1.93
Class C	5.41	3.06	4.33	16.27	52.79	1.94	1.93
Class I2	7.47	4.09	5.42	22.22	69.51	2.92	2.92
Class R2[2,3]	7.12	3.69	5.03	19.89	63.41	2.55	2.55
Class R4[2,3]	7.32	3.97	5.16	21.48	65.33	2.81	2.71
Class R6[2,3]	7.65	4.22	5.47	22.97	70.36	3.05	3.04
Class NAV[2,3]	7.60	4.20	5.27	22.83	67.15	3.06	3.06
Index†	9.42	3.94	3.92	21.34	46.91	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.79	1.49	1.49	0.49	0.89	0.74	0.39	0.37
Net (%)	0.78	1.48	1.48	0.48	0.88	0.63	0.38	0.36

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	5-31-10	15,486	15,486	14,691
Class C4	5-31-10	15,279	15,279	14,691
Class I2,3	5-31-10	16,951	16,951	14,691
Class R2[2,3]	5-31-10	16,341	16,341	14,691
Class R4[2,3]	5-31-10	16,533	16,533	14,691
Class R6[2,3]	5-31-10	17,036	17,036	14,691
Class NAV[2,3]	5-31-10	16,715	16,715	14,691

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2019	Ending value on 5-31-2020	Expenses paid during period ended 5-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,030.60	$3.96	0.78%
	Hypothetical example	1,000.00	1,021.10	3.94	0.78%
Class B	Actual expenses/actual returns	1,000.00	1,026.30	7.50	1.48%
	Hypothetical example	1,000.00	1,017.60	7.47	1.48%
Class C	Actual expenses/actual returns	1,000.00	1,027.00	7.50	1.48%
	Hypothetical example	1,000.00	1,017.60	7.47	1.48%
Class I	Actual expenses/actual returns	1,000.00	1,031.50	2.44	0.48%
	Hypothetical example	1,000.00	1,022.60	2.43	0.48%
Class R2	Actual expenses/actual returns	1,000.00	1,030.10	4.42	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%
Class R4	Actual expenses/actual returns	1,000.00	1,030.80	3.10	0.61%
	Hypothetical example	1,000.00	1,022.00	3.08	0.61%
Class R6	Actual expenses/actual returns	1,000.00	1,032.70	1.83	0.36%
	Hypothetical example	1,000.00	1,023.20	1.82	0.36%
Class NAV	Actual expenses/actual returns	1,000.00	1,032.10	1.78	0.35%
	Hypothetical example	1,000.00	1,023.30	1.77	0.35%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
10	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Fund’ s investments
AS OF 5-31-20
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.5%				$6,303,155,425
(Cost $5,880,466,395)
U.S. Government 13.0%				2,371,815,973
U.S. Treasury
Bond	2.000	02-15-50	238,412,000	272,544,030
Bond	2.250	08-15-49	344,407,000	413,126,959
Bond	2.750	11-15-42	345,125,000	440,317,484
Bond	3.125	11-15-41	319,495,000	431,230,887
Note	0.375	04-30-25	213,248,000	213,972,711
Note (A)	0.625	05-15-30	399,517,000	398,393,358
Note	1.625	09-30-26	96,650,000	103,728,858
Treasury Inflation Protected Security	0.250	07-15-29	91,767,055	98,501,686
U.S. Government Agency 21.5%				3,931,339,452
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	5,338,354	5,824,441
30 Yr Pass Thru	3.000	12-01-45	21,736,868	23,362,907
30 Yr Pass Thru	3.000	05-01-46	4,012,095	4,329,776
30 Yr Pass Thru	3.000	10-01-46	7,556,287	8,107,371
30 Yr Pass Thru	3.000	10-01-46	7,446,956	7,968,192
30 Yr Pass Thru	3.000	10-01-46	13,062,066	13,937,134
30 Yr Pass Thru	3.000	10-01-46	90,228,233	96,865,025
30 Yr Pass Thru	3.000	12-01-46	76,309,832	81,016,668
30 Yr Pass Thru	3.000	12-01-46	15,786,339	17,026,444
30 Yr Pass Thru	3.000	04-01-47	45,480,583	48,527,468
30 Yr Pass Thru	3.000	09-01-49	30,870,654	32,600,461
30 Yr Pass Thru	3.000	10-01-49	36,145,288	38,100,621
30 Yr Pass Thru	3.000	12-01-49	49,198,959	51,817,402
30 Yr Pass Thru	3.000	02-01-50	105,694,365	111,352,607
30 Yr Pass Thru	3.500	06-01-42	5,137,690	5,602,740
30 Yr Pass Thru	3.500	04-01-44	6,131,224	6,760,930
30 Yr Pass Thru	3.500	05-01-45	13,595,309	14,753,694
30 Yr Pass Thru	3.500	08-01-46	71,617,351	78,189,482
30 Yr Pass Thru	3.500	09-01-46	18,735,788	20,215,068
30 Yr Pass Thru	3.500	10-01-46	4,011,867	4,314,833
30 Yr Pass Thru	3.500	10-01-46	27,319,836	29,842,910
30 Yr Pass Thru	3.500	11-01-46	9,025,342	9,737,936
30 Yr Pass Thru	3.500	11-01-46	8,916,503	9,653,940
30 Yr Pass Thru	3.500	12-01-46	14,596,431	15,812,749
30 Yr Pass Thru	3.500	01-01-47	8,612,802	9,397,793
30 Yr Pass Thru	3.500	02-01-47	14,258,086	15,332,590
30 Yr Pass Thru	3.500	04-01-47	15,825,831	17,268,233
30 Yr Pass Thru	3.500	09-01-47	49,192,228	53,199,171
30 Yr Pass Thru	3.500	11-01-47	38,815,369	41,625,302
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	11

Fund’ s investments
	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-47	13,539,712	$14,555,848
30 Yr Pass Thru	4.000	01-01-41	13,405,573	14,739,224
30 Yr Pass Thru	4.000	03-01-42	6,728,072	7,380,592
30 Yr Pass Thru	4.000	11-01-43	4,277,085	4,698,580
30 Yr Pass Thru	4.000	01-01-47	12,622,950	13,930,023
30 Yr Pass Thru	4.000	03-01-47	49,440,811	53,600,424
30 Yr Pass Thru	4.000	04-01-47	20,532,465	22,253,671
30 Yr Pass Thru	4.000	05-01-47	15,110,671	16,377,376
30 Yr Pass Thru	4.000	10-01-47	26,554,980	28,639,143
30 Yr Pass Thru	4.000	03-01-48	9,912,775	10,619,219
30 Yr Pass Thru	4.000	07-01-48	49,127,670	53,214,880
30 Yr Pass Thru	4.000	08-01-48	29,346,356	31,696,139
30 Yr Pass Thru	5.500	11-01-39	3,976,423	4,638,754
Federal National Mortgage Association
30 Yr Pass Thru	3.000	07-01-42	4,009,041	4,310,106
30 Yr Pass Thru	3.000	10-01-42	7,754,760	8,298,342
30 Yr Pass Thru	3.000	10-01-42	4,006,521	4,287,364
30 Yr Pass Thru	3.000	04-01-43	2,469,811	2,642,936
30 Yr Pass Thru	3.000	12-01-45	46,287,530	49,083,714
30 Yr Pass Thru	3.000	08-01-46	51,295,724	54,715,045
30 Yr Pass Thru	3.000	08-01-46	38,065,305	40,626,491
30 Yr Pass Thru	3.000	09-01-46	4,945,846	5,290,369
30 Yr Pass Thru	3.000	10-01-46	3,844,873	4,112,703
30 Yr Pass Thru	3.000	10-01-46	32,939,527	34,785,260
30 Yr Pass Thru	3.000	01-01-47	30,437,826	32,466,781
30 Yr Pass Thru	3.000	02-01-47	16,320,234	17,596,827
30 Yr Pass Thru	3.000	04-01-47	78,695,534	83,105,160
30 Yr Pass Thru	3.000	10-01-47	35,706,455	38,086,612
30 Yr Pass Thru	3.000	11-01-47	41,857,333	44,647,500
30 Yr Pass Thru	3.000	11-01-48	96,607,762	102,021,081
30 Yr Pass Thru	3.000	11-01-48	34,572,312	36,617,576
30 Yr Pass Thru	3.000	07-01-49	44,799,174	47,113,455
30 Yr Pass Thru	3.000	09-01-49	42,639,779	45,029,057
30 Yr Pass Thru	3.000	09-01-49	49,599,653	53,184,915
30 Yr Pass Thru	3.000	10-01-49	31,660,962	33,338,585
30 Yr Pass Thru	3.000	10-01-49	60,417,849	63,633,378
30 Yr Pass Thru	3.000	10-01-49	61,263,591	65,213,347
30 Yr Pass Thru	3.000	11-01-49	34,425,959	36,957,437
30 Yr Pass Thru	3.000	11-01-49	42,432,536	44,969,322
30 Yr Pass Thru	3.000	11-01-49	37,121,582	39,224,854
30 Yr Pass Thru	3.000	11-01-49	59,845,127	63,030,175
30 Yr Pass Thru	3.000	12-01-49	46,950,441	49,610,606
30 Yr Pass Thru	3.000	01-01-50	36,921,229	39,003,919
30 Yr Pass Thru	3.000	02-01-50	54,821,255	57,735,498
12	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-40	2,928,485	$3,198,076
30 Yr Pass Thru	3.500	06-01-42	2,803,387	3,056,205
30 Yr Pass Thru	3.500	08-01-42	4,998,872	5,446,562
30 Yr Pass Thru	3.500	06-01-43	17,765,107	19,467,150
30 Yr Pass Thru	3.500	07-01-43	5,123,506	5,614,379
30 Yr Pass Thru	3.500	07-01-43	5,320,920	5,835,696
30 Yr Pass Thru	3.500	01-01-45	4,230,964	4,644,258
30 Yr Pass Thru	3.500	04-01-45	13,726,309	14,891,270
30 Yr Pass Thru	3.500	04-01-45	3,635,628	3,944,187
30 Yr Pass Thru	3.500	04-01-45	14,812,115	16,069,229
30 Yr Pass Thru	3.500	01-01-46	35,722,712	39,167,567
30 Yr Pass Thru	3.500	02-01-46	25,705,521	27,509,616
30 Yr Pass Thru	3.500	07-01-46	29,796,395	31,738,620
30 Yr Pass Thru	3.500	07-01-46	9,664,702	10,430,588
30 Yr Pass Thru	3.500	08-01-46	36,650,146	39,691,950
30 Yr Pass Thru	3.500	02-01-47	41,528,633	44,949,375
30 Yr Pass Thru	3.500	03-01-47	46,227,763	50,425,623
30 Yr Pass Thru	3.500	05-01-47	31,152,388	34,020,221
30 Yr Pass Thru	3.500	07-01-47	58,519,683	63,833,750
30 Yr Pass Thru	3.500	08-01-47	44,484,792	48,204,642
30 Yr Pass Thru	3.500	09-01-47	10,416,773	11,056,708
30 Yr Pass Thru	3.500	11-01-47	55,269,919	59,753,454
30 Yr Pass Thru	3.500	11-01-47	7,310,783	7,759,907
30 Yr Pass Thru	3.500	12-01-47	27,763,238	29,893,947
30 Yr Pass Thru	3.500	01-01-48	47,189,355	50,810,935
30 Yr Pass Thru	3.500	03-01-48	9,471,738	10,370,328
30 Yr Pass Thru	3.500	03-01-48	36,489,599	38,662,853
30 Yr Pass Thru	3.500	06-01-48	23,193,408	25,060,378
30 Yr Pass Thru	3.500	03-01-49	7,361,947	7,926,945
30 Yr Pass Thru	3.500	06-01-49	49,990,416	53,670,745
30 Yr Pass Thru	3.500	06-01-49	22,170,159	23,414,364
30 Yr Pass Thru	3.500	06-01-49	39,540,845	42,167,670
30 Yr Pass Thru	3.500	07-01-49	23,144,582	24,557,024
30 Yr Pass Thru	3.500	07-01-49	87,497,476	92,900,069
30 Yr Pass Thru	3.500	09-01-49	18,466,027	19,473,500
30 Yr Pass Thru	3.500	12-01-49	108,543,480	115,338,856
30 Yr Pass Thru	3.500	02-01-50	71,298,357	75,204,980
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	3.997	07-01-33	375	393
30 Yr Pass Thru	4.000	09-01-40	6,413,515	7,049,690
30 Yr Pass Thru	4.000	09-01-40	9,563,622	10,512,265
30 Yr Pass Thru	4.000	11-01-40	2,355,541	2,589,193
30 Yr Pass Thru	4.000	12-01-40	3,841,707	4,222,777
30 Yr Pass Thru	4.000	01-01-41	4,222,117	4,640,921
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-41	7,726,044	$8,487,584
30 Yr Pass Thru	4.000	09-01-41	3,491,722	3,871,902
30 Yr Pass Thru	4.000	10-01-41	2,361,385	2,592,666
30 Yr Pass Thru	4.000	01-01-42	3,096,173	3,414,902
30 Yr Pass Thru	4.000	05-01-42	5,554,412	6,091,484
30 Yr Pass Thru	4.000	09-01-43	7,388,487	8,306,085
30 Yr Pass Thru	4.000	10-01-43	7,946,385	8,836,423
30 Yr Pass Thru	4.000	10-01-43	3,308,250	3,657,081
30 Yr Pass Thru	4.000	01-01-44	5,715,332	6,355,480
30 Yr Pass Thru	4.000	12-01-45	18,171,519	19,877,469
30 Yr Pass Thru	4.000	02-01-46	11,347,898	12,321,042
30 Yr Pass Thru	4.000	04-01-46	11,607,982	12,567,154
30 Yr Pass Thru	4.000	06-01-46	7,858,977	8,508,368
30 Yr Pass Thru	4.000	07-01-46	19,050,397	20,624,539
30 Yr Pass Thru	4.000	10-01-46	4,540,195	4,908,259
30 Yr Pass Thru	4.000	01-01-47	15,777,839	17,129,147
30 Yr Pass Thru	4.000	03-01-47	24,437,691	26,487,534
30 Yr Pass Thru	4.000	04-01-47	20,737,521	22,513,607
30 Yr Pass Thru	4.000	08-01-47	28,377,800	30,403,418
30 Yr Pass Thru	4.000	11-01-47	7,153,107	7,660,792
30 Yr Pass Thru	4.000	12-01-47	13,491,148	14,694,463
30 Yr Pass Thru	4.000	12-01-47	11,065,439	11,855,295
30 Yr Pass Thru	4.000	07-01-48	21,366,246	22,764,516
30 Yr Pass Thru	4.000	10-01-48	24,829,341	26,795,648
30 Yr Pass Thru	4.000	10-01-48	29,886,820	32,468,455
30 Yr Pass Thru	4.000	01-01-49	19,267,128	20,979,598
30 Yr Pass Thru	4.000	02-01-49	26,001,663	28,345,204
30 Yr Pass Thru	7.000	09-01-31	126	148
30 Yr Pass Thru	7.000	09-01-31	125	146
30 Yr Pass Thru	7.000	09-01-31	1,962	2,300
30 Yr Pass Thru	7.000	01-01-32	81	95
30 Yr Pass Thru	7.000	05-01-32	115	137
30 Yr Pass Thru	7.000	06-01-32	98	115
30 Yr Pass Thru	7.500	09-01-29	53	62
30 Yr Pass Thru	7.500	12-01-29	63	73
30 Yr Pass Thru	7.500	12-01-30	14	17
30 Yr Pass Thru	7.500	01-01-31	27	31
30 Yr Pass Thru	7.500	05-01-31	302	357
30 Yr Pass Thru	7.500	08-01-31	113	128
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	3,167	3,558
30 Yr Pass Thru	5.000	04-15-35	1,519	1,703
30 Yr Pass Thru	5.500	03-15-35	3,398	3,922
30 Yr Pass Thru	6.000	03-15-33	2,296	2,668
14	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000	06-15-33	846	$978
30 Yr Pass Thru	6.500	09-15-28	305	343
30 Yr Pass Thru	6.500	09-15-29	149	168
30 Yr Pass Thru	6.500	08-15-31	214	245
30 Yr Pass Thru	7.000	04-15-29	636	728

30 Yr Pass Thru	8.000	10-15-26	333	373
Foreign government obligations 0.5%				$90,730,932
(Cost $82,133,789)
Qatar 0.3%				48,694,395
State of Qatar
Bond (C)	3.375	03-14-24	24,739,000	26,226,160
Bond (C)	5.103	04-23-48	17,235,000	22,468,235
Saudi Arabia 0.2%				42,036,537
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	36,950,000	42,036,537

Corporate bonds 51.3%				$9,383,457,540
(Cost $9,252,693,219)
Communication services 6.5%				1,181,055,340
Diversified telecommunication services 1.9%
AT&T, Inc.	2.300	06-01-27	16,319,000	16,506,382
AT&T, Inc.	3.400	05-15-25	37,878,000	40,841,218
AT&T, Inc.	3.800	02-15-27	17,626,000	19,258,234
C&W Senior Financing DAC (C)	6.875	09-15-27	15,850,000	15,639,037
CenturyLink, Inc. (C)	4.000	02-15-27	7,709,000	7,687,415
Cincinnati Bell, Inc. (C)	7.000	07-15-24	22,599,000	23,276,970
GCI LLC (C)	6.625	06-15-24	7,997,000	8,386,854
GCI LLC	6.875	04-15-25	10,770,000	11,187,338
Level 3 Financing, Inc. (C)	3.400	03-01-27	24,679,000	24,956,639
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	12,325,000	11,111,287
Radiate Holdco LLC (C)	6.625	02-15-25	16,207,000	16,603,909
Telecom Argentina SA (A)(C)	6.500	06-15-21	13,645,000	11,925,730
Telecom Argentina SA (A)(C)	8.000	07-18-26	12,621,000	10,187,545
Telecom Italia Capital SA	7.200	07-18-36	19,715,000	22,573,675
Telecom Italia SpA (C)	5.303	05-30-24	14,935,000	15,641,874
Verizon Communications, Inc.	3.000	03-22-27	5,157,000	5,616,586
Verizon Communications, Inc.	4.400	11-01-34	16,224,000	19,906,654
Verizon Communications, Inc.	4.862	08-21-46	43,995,000	59,025,578
Entertainment 0.6%
Activision Blizzard, Inc.	3.400	09-15-26	10,623,000	11,846,923
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	14,513,000	14,077,610
Lions Gate Capital Holdings LLC (C)	6.375	02-01-24	955,000	963,375
Netflix, Inc.	4.875	04-15-28	37,762,000	40,310,935
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc. (C)	4.875	06-15-30	13,997,000	$15,111,161
Netflix, Inc. (C)	5.375	11-15-29	5,283,000	5,864,658
Netflix, Inc.	5.875	11-15-28	25,458,000	28,967,894
Interactive media and services 0.1%
Match Group, Inc. (C)	4.125	08-01-30	12,092,000	11,850,160
National CineMedia LLC (C)	5.875	04-15-28	8,680,000	6,944,000
Twitter, Inc. (C)	3.875	12-15-27	4,401,000	4,384,496
Media 2.7%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	7,037,885
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	4,891,828
Charter Communications Operating LLC	4.200	03-15-28	35,014,000	38,981,049
Charter Communications Operating LLC	4.800	03-01-50	35,191,000	39,186,265
Charter Communications Operating LLC	5.750	04-01-48	41,171,000	50,698,084
Charter Communications Operating LLC	6.484	10-23-45	34,584,000	44,669,358
Comcast Corp.	3.100	04-01-25	16,117,000	17,614,474
Comcast Corp.	3.999	11-01-49	5,054,000	5,998,431
Comcast Corp.	4.049	11-01-52	26,296,000	31,406,761
Comcast Corp.	4.150	10-15-28	59,960,000	70,930,978
CSC Holdings LLC (C)	5.375	02-01-28	7,610,000	8,090,381
CSC Holdings LLC (C)	5.750	01-15-30	20,238,000	21,351,090
CSC Holdings LLC	5.875	09-15-22	11,420,000	12,040,106
CSC Holdings LLC (C)	7.500	04-01-28	11,630,000	12,880,225
Diamond Sports Group LLC (C)	6.625	08-15-27	18,960,000	11,408,232
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	9,115,000	9,482,973
MDC Partners, Inc. (C)	6.500	05-01-24	25,380,000	19,796,400
Meredith Corp.	6.875	02-01-26	2,283,000	2,114,629
Sirius XM Radio, Inc. (C)	5.000	08-01-27	22,791,000	23,816,595
Sirius XM Radio, Inc. (C)	5.375	07-15-26	11,714,000	12,145,954
ViacomCBS, Inc.	4.750	05-15-25	25,902,000	28,497,215
WMG Acquisition Corp. (C)	4.875	11-01-24	6,551,000	6,632,888
WMG Acquisition Corp. (C)	5.500	04-15-26	9,627,000	9,915,810
Wireless telecommunication services 1.2%
CC Holdings GS V LLC	3.849	04-15-23	18,984,000	20,338,886
Comunicaciones Celulares SA (C)	6.875	02-06-24	8,530,000	8,658,035
Millicom International Cellular SA (C)	5.125	01-15-28	4,100,000	4,079,500
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,174,486
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	12,515,000	11,332,937
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27	28,364,000	26,865,814
Sprint Corp.	7.875	09-15-23	15,206,000	17,258,810
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,556,000	13,711,894
T-Mobile USA, Inc. (C)	3.875	04-15-30	34,229,000	37,106,974
16	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc. (C)	4.500	04-15-50	19,195,000	$21,581,514
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	32,561,000	37,704,742
Consumer discretionary 4.9%				889,345,702
Auto components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	6,281,000	5,430,553
Automobiles 1.7%
BMW US Capital LLC (C)	2.950	04-14-22	8,315,000	8,471,335
Daimler Finance North America LLC (C)	2.700	06-14-24	13,695,000	13,711,783
Daimler Finance North America LLC (C)	3.500	08-03-25	12,585,000	12,976,754
Ford Motor Credit Company LLC	4.134	08-04-25	64,206,000	60,046,093
Ford Motor Credit Company LLC	5.113	05-03-29	34,269,000	32,000,392
Ford Motor Credit Company LLC	5.875	08-02-21	32,380,000	32,460,950
General Motors Financial Company, Inc.	4.000	01-15-25	51,920,000	52,326,658
General Motors Financial Company, Inc.	4.300	07-13-25	24,535,000	25,051,201
General Motors Financial Company, Inc.	5.200	03-20-23	18,766,000	19,535,916
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	5,212,000	5,187,921
Mclaren Finance PLC (C)	5.750	08-01-22	5,425,000	3,146,500
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	13,440,000	12,379,071
Volkswagen Group of America Finance LLC (C)	2.900	05-13-22	28,242,000	28,737,874
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	6,680,000	6,089,889
Laureate Education, Inc. (C)	8.250	05-01-25	8,575,000	9,057,344
Sotheby's (A)(C)	7.375	10-15-27	15,799,000	14,377,090
Hotels, restaurants and leisure 0.9%
CCM Merger, Inc. (A)(C)	6.000	03-15-22	10,775,000	10,074,625
Connect Finco SARL (C)	6.750	10-01-26	23,202,000	22,505,940
Eldorado Resorts, Inc.	6.000	09-15-26	6,670,000	6,970,150
Eldorado Resorts, Inc.	7.000	08-01-23	4,535,000	4,569,965
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	10,028,000	9,977,860
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	4,667,000	4,818,678
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	11,777,243
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	11,775,000	8,949,000
Resorts World Las Vegas LLC (C)	4.625	04-16-29	16,090,000	15,167,454
Starbucks Corp.	2.250	03-12-30	26,460,000	26,343,160
Twin River Worldwide Holdings, Inc. (C)	6.750	06-01-27	17,764,000	16,564,930
Waterford Gaming LLC (C)(E)(F)	8.625	09-15-14	422,977	0
Wyndham Destinations, Inc. (C)	4.625	03-01-30	9,653,000	8,349,845
Yum! Brands, Inc. (C)	4.750	01-15-30	12,072,000	12,514,077
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 1.2%
Amazon.com, Inc.	3.150	08-22-27	40,614,000	$46,136,682
Amazon.com, Inc.	4.050	08-22-47	22,762,000	29,923,155
Expedia Group, Inc.	3.250	02-15-30	23,593,000	21,096,108
Expedia Group, Inc.	3.800	02-15-28	38,185,000	35,246,321
Expedia Group, Inc.	5.000	02-15-26	33,757,000	34,519,151
Prosus NV (C)	4.850	07-06-27	4,575,000	5,069,809
Prosus NV (C)	5.500	07-21-25	19,530,000	21,835,674
QVC, Inc.	4.375	03-15-23	19,408,000	18,922,800
QVC, Inc.	5.125	07-02-22	8,874,000	8,862,908
QVC, Inc.	5.450	08-15-34	10,129,000	8,533,683
Multiline retail 0.4%
Dollar Tree, Inc.	4.200	05-15-28	45,224,000	51,121,685
Macy's, Inc. (C)	8.375	06-15-25	6,259,000	6,345,061
Nordstrom, Inc. (C)	8.750	05-15-25	2,499,000	2,683,587
Target Corp.	2.250	04-15-25	12,632,000	13,463,706
Specialty retail 0.4%
Asbury Automotive Group, Inc. (C)	4.750	03-01-30	1,014,000	973,440
AutoNation, Inc.	4.750	06-01-30	12,415,000	12,925,430
The TJX Companies, Inc.	3.500	04-15-25	21,198,000	23,683,401
The TJX Companies, Inc.	3.875	04-15-30	25,962,000	30,490,740
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (C)	5.375	05-15-25	6,182,000	6,336,550
Levi Strauss & Company (C)	5.000	05-01-25	11,378,000	11,605,560
Consumer staples 1.5%				271,938,266
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	22,485,000	24,998,587
Constellation Brands, Inc.	2.875	05-01-30	8,258,000	8,557,744
Keurig Dr Pepper, Inc.	3.200	05-01-30	7,793,000	8,458,255
The Coca-Cola Company	4.200	03-25-50	17,528,000	22,650,961
Food and staples retailing 0.4%
Albertsons Companies, Inc. (C)	4.875	02-15-30	7,584,000	7,858,920
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	15,724,000	16,060,676
Dollar General Corp.	3.500	04-03-30	16,383,000	18,321,138
Sysco Corp.	5.950	04-01-30	7,575,000	9,109,021
The Kroger Company	2.200	05-01-30	13,549,000	13,877,500
Food products 0.6%
Cargill, Inc. (C)	1.375	07-23-23	10,816,000	10,999,890
Cargill, Inc. (C)	2.125	04-23-30	10,774,000	10,942,479
JBS Investments II GmbH (C)	5.750	01-15-28	27,194,000	27,261,985
Kraft Heinz Foods Company (C)	3.875	05-15-27	1,601,000	1,672,648
Kraft Heinz Foods Company (C)	4.875	02-15-25	13,957,000	14,296,843
18	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company (C)	5.500	06-01-50	11,274,000	$11,733,344
Lamb Weston Holdings, Inc. (C)	4.875	05-15-28	1,130,000	1,183,336
NBM US Holdings, Inc. (A)(C)	6.625	08-06-29	8,240,000	8,260,600
Post Holdings, Inc. (C)	5.500	12-15-29	9,872,000	10,316,240
Simmons Foods, Inc. (C)	5.750	11-01-24	11,320,000	10,584,200
Household products 0.0%
Edgewell Personal Care Company (C)	5.500	06-01-28	8,227,000	8,525,229
Personal products 0.1%
Natura Cosmeticos SA (A)(C)	5.375	02-01-23	19,995,000	19,915,020
Walnut Bidco PLC (C)	9.125	08-01-24	6,925,000	6,353,650
Energy 4.2%				774,247,458
Energy equipment and services 0.2%
CSI Compressco LP	7.250	08-15-22	22,264,000	8,432,490
CSI Compressco LP (C)	7.500	04-01-25	20,041,000	14,429,520
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,462,000
Tervita Corp. (C)	7.625	12-01-21	13,901,000	10,738,523
Oil, gas and consumable fuels 4.0%
Aker BP ASA (C)	3.000	01-15-25	13,687,000	13,218,303
Antero Resources Corp. (A)	5.000	03-01-25	11,643,000	6,636,510
Cheniere Energy Partners LP (C)	4.500	10-01-29	26,578,000	25,979,995
Cimarex Energy Company	4.375	06-01-24	12,404,000	12,569,119
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	9,460,000	10,188,013
DCP Midstream Operating LP	5.125	05-15-29	5,850,000	5,323,500
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	13,527,000	8,488,193
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	20,627,000	19,014,175
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	19,207,000	18,438,720
Energy Transfer Operating LP	4.200	04-15-27	8,447,000	8,644,649
Energy Transfer Operating LP	4.250	03-15-23	27,143,000	28,147,175
Energy Transfer Operating LP	5.150	03-15-45	22,139,000	21,288,690
Energy Transfer Operating LP	5.875	01-15-24	17,707,000	19,332,114
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	38,773,000	34,934,861
Husky Energy, Inc.	3.950	04-15-22	17,036,000	17,162,095
Kinder Morgan Energy Partners LP	7.750	03-15-32	14,860,000	20,051,783
MPLX LP	4.000	03-15-28	20,580,000	21,179,322
MPLX LP	4.250	12-01-27	7,928,000	8,304,427
MPLX LP	5.250	01-15-25	11,827,000	12,261,872
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(D)	6.875	02-15-23	48,906,000	$41,766,702
Murphy Oil Corp. (A)	5.750	08-15-25	9,531,000	8,923,399
ONEOK Partners LP	4.900	03-15-25	8,673,000	9,083,758
Petrobras Global Finance BV (C)	5.093	01-15-30	45,050,000	42,932,650
Petrobras Global Finance BV	6.900	03-19-49	12,360,000	12,311,178
Petroleos Mexicanos	5.350	02-12-28	20,866,000	16,998,487
Phillips 66	3.700	04-06-23	6,205,000	6,630,104
Sabine Pass Liquefaction LLC	4.200	03-15-28	15,585,000	16,582,297
Sabine Pass Liquefaction LLC	5.000	03-15-27	15,534,000	17,238,249
Sabine Pass Liquefaction LLC	5.875	06-30-26	30,826,000	35,422,395
Sunoco Logistics Partners Operations LP	3.900	07-15-26	24,214,000	24,409,464
Sunoco Logistics Partners Operations LP	5.400	10-01-47	16,846,000	16,733,622
Targa Resources Partners LP	5.875	04-15-26	27,952,000	28,441,160
Teekay Offshore Partners LP (A)(C)	8.500	07-15-23	17,682,000	15,779,240
The Williams Companies, Inc.	3.750	06-15-27	22,804,000	24,254,262
The Williams Companies, Inc.	4.550	06-24-24	45,771,000	49,619,672
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	8,634,816
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,565,000	15,383,802
WPX Energy, Inc.	4.500	01-15-30	13,044,000	11,959,652
WPX Energy, Inc.	5.250	09-15-24	5,040,000	5,002,200
WPX Energy, Inc.	5.250	10-15-27	17,348,000	16,914,300
Financials 14.5%				2,657,782,010
Banks 9.0%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (A)(C)(D)	6.750	06-15-26	12,365,000	13,686,571
Banco Santander SA	4.379	04-12-28	18,430,000	20,149,211
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	30,889,000	31,749,019
Bank of America Corp.	3.950	04-21-25	29,823,000	32,584,570
Bank of America Corp.	4.200	08-26-24	13,422,000	14,802,123
Bank of America Corp.	4.450	03-03-26	33,850,000	38,121,252
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (D)	6.300	03-10-26	36,217,000	39,657,615
Barclays Bank PLC (C)	10.179	06-12-21	8,040,000	8,699,201
Barclays PLC	4.375	01-12-26	15,935,000	17,535,081
BPCE SA (C)	4.500	03-15-25	20,836,000	22,419,166
BPCE SA (C)	5.700	10-22-23	23,245,000	25,502,037
Citigroup, Inc.	3.200	10-21-26	33,754,000	36,117,280
Citigroup, Inc.	4.600	03-09-26	40,223,000	45,044,520
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (D)	4.700	01-30-25	29,338,000	25,524,060
20	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	5.500	09-13-25	10,901,000	$12,750,789
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (D)	6.250	08-15-26	25,873,000	27,554,745
Citizens Bank NA	2.250	04-28-25	21,654,000	22,094,240
Citizens Financial Group, Inc.	3.250	04-30-30	30,743,000	31,590,478
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	35,612,243
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(D)	7.875	01-23-24	18,085,000	19,717,699
Danske Bank A/S (C)	5.000	01-12-22	19,629,000	20,565,835
Discover Bank	2.450	09-12-24	24,190,000	24,232,729
Fifth Third Bancorp	1.625	05-05-23	8,107,000	8,254,752
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)	5.100	06-30-23	18,634,000	16,630,845
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,277,000	15,056,225
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,630,000	5,207,750
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	37,829,000	40,397,603
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (D)	6.375	03-30-25	7,004,000	7,069,698
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (A)(D)	6.875	06-01-21	22,840,000	23,404,833
ING Bank NV (C)	5.800	09-25-23	1,952,000	2,155,837
ING Groep NV	3.550	04-09-24	20,292,000	21,750,361
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	7,245,000	7,363,818
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	31,844,000	32,519,929
JPMorgan Chase & Co.	2.950	10-01-26	37,457,000	40,381,685
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	30,008,000	30,893,119
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	30,465,000	33,963,675
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (D)	4.600	02-01-25	29,100,000	25,805,880
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	30,309,000	32,279,085
Lloyds Banking Group PLC	4.450	05-08-25	50,365,000	56,087,239
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	18,250,000	18,637,813
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	14,920,000	14,920,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (B)	2.220	12-01-21	9,230,000	$9,137,700
Regions Financial Corp.	2.250	05-18-25	54,364,000	55,383,927
Santander Holdings USA, Inc.	3.244	10-05-26	43,601,000	43,907,918
Santander Holdings USA, Inc.	3.400	01-18-23	20,887,000	21,568,966
Santander Holdings USA, Inc.	3.450	06-02-25	37,428,000	37,792,327
Santander Holdings USA, Inc.	3.500	06-07-24	41,420,000	43,071,542
Santander Holdings USA, Inc.	4.400	07-13-27	9,667,000	10,173,234
Santander UK Group Holdings PLC (C)	4.750	09-15-25	18,879,000	19,949,977
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(D)	7.375	09-13-21	17,145,000	17,261,757
The PNC Financial Services Group, Inc.	2.200	11-01-24	33,630,000	35,256,593
The PNC Financial Services Group, Inc.	3.150	05-19-27	5,223,000	5,758,716
The PNC Financial Services Group, Inc.	3.500	01-23-24	14,588,000	15,875,958
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	15,854,000	15,085,398
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (D)	6.750	08-01-21	29,319,000	29,412,528
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	9,658,000	9,769,972
The Royal Bank of Scotland Group PLC	3.875	09-12-23	26,092,000	27,628,680
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (D)	8.625	08-15-21	37,157,000	38,582,343
The Toronto-Dominion Bank	3.250	03-11-24	28,876,000	31,367,908
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	52,396,000	53,089,665
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	34,716,000	35,051,199
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	24,469,000	24,492,814
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	58,933,000	62,699,408
Capital markets 1.8%
Ares Capital Corp.	4.200	06-10-24	19,978,000	19,113,975
Cantor Fitzgerald LP (C)	4.875	05-01-24	27,559,000	28,066,449
Credit Suisse Group AG (C)	3.574	01-09-23	8,054,000	8,303,732
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(D)	7.500	07-17-23	19,450,000	19,998,490
22	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(D)	7.500	12-11-23	10,205,000	$10,957,619
Lazard Group LLC	4.375	03-11-29	14,025,000	14,991,086
Macquarie Bank, Ltd. (C)	3.624	06-03-30	16,604,000	16,907,335
Macquarie Bank, Ltd. (C)	4.875	06-10-25	21,805,000	23,642,069
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	54,083,000	55,561,040
Morgan Stanley	3.875	01-27-26	19,085,000	21,473,195
Raymond James Financial, Inc.	4.650	04-01-30	8,111,000	9,329,433
Stearns Holdings LLC (C)	5.000	11-05-24	63,888	38,333
Stifel Financial Corp.	4.250	07-18-24	14,959,000	15,718,148
The Bank of New York Mellon Corp.	1.600	04-24-25	20,479,000	21,194,156
The Goldman Sachs Group, Inc.	3.850	01-26-27	51,756,000	57,021,670
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(D)	7.000	01-31-24	16,288,000	16,771,754
Consumer finance 0.9%
Ally Financial, Inc.	5.125	09-30-24	33,892,000	35,269,032
Ally Financial, Inc.	5.800	05-01-25	16,524,000	18,064,367
Capital One Financial Corp.	2.600	05-11-23	12,943,000	13,290,472
Capital One Financial Corp.	3.900	01-29-24	15,290,000	16,235,701
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(D)	9.125	11-29-22	9,375,000	7,218,844
Discover Financial Services	3.950	11-06-24	31,439,000	33,302,431
Discover Financial Services	4.100	02-09-27	8,552,000	8,964,927
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	2,585,723
Enova International, Inc. (C)	8.500	09-15-25	15,597,000	13,296,443
Springleaf Finance Corp.	6.875	03-15-25	5,750,000	5,676,400
Springleaf Finance Corp.	8.875	06-01-25	7,187,000	7,474,480
Diversified financial services 1.0%
Allied Universal Holdco LLC (C)	6.625	07-15-26	7,548,000	7,925,400
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	36,402,000	36,344,965
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	10,941,000	10,145,480
Jefferies Financial Group, Inc.	5.500	10-18-23	18,076,000	19,455,246
Jefferies Group LLC	4.150	01-23-30	23,760,000	23,867,925
Jefferies Group LLC	4.850	01-15-27	25,592,000	27,415,803
Operadora de Servicios Mega SA de CV (C)	8.250	02-11-25	10,104,000	8,676,810
Refinitiv US Holdings, Inc. (C)	6.250	05-15-26	2,370,000	2,529,975
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	3,750,000	4,096,875
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	4,032,000	3,588,480
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	31,340,000	$31,073,923
Insurance 1.4%
AXA SA	8.600	12-15-30	9,222,000	13,062,179
Brighthouse Financial, Inc.	3.700	06-22-27	37,858,000	37,160,943
CNO Financial Group, Inc.	5.250	05-30-25	10,445,000	11,403,168
CNO Financial Group, Inc.	5.250	05-30-29	25,844,000	26,890,349
Liberty Mutual Group, Inc. (C)	3.951	10-15-50	25,053,000	25,544,891
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	21,462,000	24,873,170
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	9,188,090
New York Life Insurance Company (C)	3.750	05-15-50	13,283,000	14,915,540
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (C)	5.100	10-16-44	20,670,000	22,737,000
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	44,481,000	47,296,647
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	23,451,000	27,571,026
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	3,415,000	3,193,025
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	7,705,000	6,549,250
MGIC Investment Corp.	5.750	08-15-23	7,286,000	7,395,290
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	5,041,000	4,536,900
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	8,821,000	8,997,420
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	7,037,000	7,212,925
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	18,230,000	18,768,480
Quicken Loans LLC (C)	5.750	05-01-25	15,960,000	16,279,200
Radian Group, Inc.	4.500	10-01-24	7,901,000	7,809,190
Health care 3.1%				560,961,029
Biotechnology 0.6%
AbbVie, Inc. (C)	3.200	11-21-29	47,261,000	50,638,160
AbbVie, Inc. (C)	4.250	11-21-49	13,743,000	15,744,857
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	33,459,000	36,937,398
Health care equipment and supplies 0.0%
Baxter International, Inc. (C)	3.950	04-01-30	3,594,000	4,235,097
Health care providers and services 2.0%
AmerisourceBergen Corp.	2.800	05-15-30	23,074,000	23,624,626
Anthem, Inc.	2.375	01-15-25	6,513,000	6,845,246
24	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	3.375	02-15-30	8,535,000	$8,594,745
Centene Corp.	4.250	12-15-27	6,147,000	6,421,279
Centene Corp.	4.625	12-15-29	6,865,000	7,390,173
Centene Corp. (C)	5.375	06-01-26	16,963,000	17,938,373
CVS Health Corp.	3.000	08-15-26	5,073,000	5,540,989
CVS Health Corp.	3.750	04-01-30	19,223,000	21,514,091
CVS Health Corp.	4.300	03-25-28	25,350,000	28,904,936
CVS Health Corp.	5.050	03-25-48	26,664,000	34,232,642
DaVita, Inc. (C)	4.625	06-01-30	18,547,000	18,500,633
DaVita, Inc.	5.000	05-01-25	29,189,000	29,955,211
Encompass Health Corp.	4.500	02-01-28	8,919,000	9,052,785
HCA, Inc.	4.125	06-15-29	12,534,000	13,614,316
HCA, Inc.	5.250	04-15-25	20,376,000	23,114,471
HCA, Inc.	5.250	06-15-26	18,243,000	20,766,320
MEDNAX, Inc. (A)(C)	5.250	12-01-23	13,806,000	13,529,880
MEDNAX, Inc. (C)	6.250	01-15-27	12,515,000	11,701,525
Rede D'or Finance Sarl (C)	4.500	01-22-30	16,474,000	13,796,975
Select Medical Corp. (C)	6.250	08-15-26	15,024,000	15,793,980
Team Health Holdings, Inc. (A)(C)	6.375	02-01-25	3,197,000	1,774,015
Universal Health Services, Inc. (C)	4.750	08-01-22	17,830,000	17,830,000
Universal Health Services, Inc. (C)	5.000	06-01-26	15,554,000	15,942,850
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	3,981,000	4,014,600
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	9,478,000	9,312,135
Bausch Health Companies, Inc. (C)	6.125	04-15-25	21,930,000	22,254,345
Bausch Health Companies, Inc. (C)	6.250	02-15-29	19,740,000	20,233,500
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,705,000	3,797,625
GlaxoSmithKline Capital PLC	3.000	06-01-24	25,294,000	27,413,251
Industrials 5.7%				1,049,278,688
Aerospace and defense 1.1%
Howmet Aerospace, Inc.	5.125	10-01-24	18,793,000	19,073,059
Huntington Ingalls Industries, Inc. (C)	3.844	05-01-25	5,163,000	5,552,425
Huntington Ingalls Industries, Inc. (C)	4.200	05-01-30	12,968,000	14,039,007
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	21,100,000	21,735,474
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	11,995,000	12,324,863
The Boeing Company	3.200	03-01-29	38,178,000	36,103,614
The Boeing Company	4.875	05-01-25	27,593,000	29,286,448
The Boeing Company	5.805	05-01-50	27,011,000	30,574,278
TransDigm, Inc. (C)	5.500	11-15-27	35,928,000	32,604,660
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.2%
United Parcel Service, Inc.	3.900	04-01-25	17,934,000	$20,382,421
XPO Logistics, Inc. (C)	6.250	05-01-25	2,025,000	2,113,290
XPO Logistics, Inc. (C)	6.500	06-15-22	11,266,000	11,280,083
Airlines 1.7%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	10,353,252	9,421,460
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	12,861,607	8,366,249
America West Airlines 2000-1 Pass Through Trust	8.057	07-02-20	441,869	434,410
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	994,675	968,493
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	17,725,642	13,826,000
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	19,563,331	15,164,835
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	6,236,092	3,585,753
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	23,834,498	16,088,286
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	7,600,038	5,244,026
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	17,599,863	16,279,873
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	8,788,244	6,151,771
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	10,224,121	6,747,920
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	17,170,497	15,024,185
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	13,319,973	12,121,176
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	06-20-20	191,905	191,687
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	8,784,231	7,011,330
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	7,473,270	6,501,745
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	4,482,111	4,258,573
Delta Air Lines, Inc.	2.900	10-28-24	33,754,000	27,364,844
Delta Air Lines, Inc.	3.800	04-19-23	20,679,000	18,365,400
Delta Air Lines, Inc. (A)	4.375	04-19-28	25,250,000	20,515,759
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	18,434,457	16,712,669
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	22,402,174	19,603,141
26	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	9,185,983	$7,682,031
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	19,044,974	13,905,472
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	25,275,463	16,517,965
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	6,720,951	4,452,196
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	15,276,477	11,346,525
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,898,493	3,177,272
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	5,988,509	4,970,462
Building products 0.4%
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,206,875
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,811,000	4,011,078
Carrier Global Corp. (C)	2.242	02-15-25	27,457,000	27,499,144
Carrier Global Corp. (C)	2.493	02-15-27	11,038,000	10,705,912
Carrier Global Corp. (C)	2.722	02-15-30	11,008,000	10,495,845
Owens Corning (A)	3.950	08-15-29	19,555,000	20,604,202
Commercial services and supplies 0.3%
APX Group, Inc. (A)	7.625	09-01-23	19,027,000	17,314,570
Cimpress PLC (C)	7.000	06-15-26	6,781,000	6,543,665
Clean Harbors, Inc. (C)	4.875	07-15-27	2,960,000	3,063,600
Harsco Corp. (C)	5.750	07-31-27	5,035,000	4,927,704
IAA, Inc. (C)	5.500	06-15-27	835,000	847,525
LSC Communications, Inc. (C)(E)	8.750	10-15-23	19,591,000	1,371,370
Prime Security Services Borrower LLC (C)	6.250	01-15-28	11,195,000	10,607,263
Construction and engineering 0.2%
AECOM	5.125	03-15-27	22,537,000	23,913,109
Tutor Perini Corp. (A)(C)	6.875	05-01-25	3,182,000	2,800,160
Industrial conglomerates 0.6%
3M Company	3.250	02-14-24	27,037,000	29,384,754
DuPont de Nemours, Inc.	2.169	05-01-23	20,832,000	21,251,705
General Electric Company	4.350	05-01-50	26,915,000	26,148,019
General Electric Company	5.550	01-05-26	33,170,000	36,817,020
Machinery 0.1%
Clark Equipment Company (C)	5.875	06-01-25	2,336,000	2,409,000
Otis Worldwide Corp. (C)	2.056	04-05-25	21,531,000	22,215,670
Professional services 0.2%
IHS Markit, Ltd. (C)	4.000	03-01-26	18,580,000	19,850,872
IHS Markit, Ltd. (C)	4.750	02-15-25	8,486,000	9,242,527
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
IHS Markit, Ltd.	4.750	08-01-28	12,135,000	$13,910,472
Road and rail 0.2%
Uber Technologies, Inc. (C)	7.500	05-15-25	15,524,000	15,407,570
Uber Technologies, Inc. (C)	7.500	09-15-27	26,411,000	26,807,165
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	2.875	08-14-24	26,469,000	22,333,595
Ahern Rentals, Inc. (C)	7.375	05-15-23	19,991,000	8,696,085
Air Lease Corp.	3.625	12-01-27	10,511,000	9,319,610
Aircastle, Ltd.	5.500	02-15-22	13,545,000	12,731,780
Ashtead Capital, Inc. (C)	4.250	11-01-29	8,614,000	8,527,860
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	15,796,400
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	15,195,000	12,841,770
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	6,855,689
United Rentals North America, Inc. (A)	3.875	11-15-27	11,931,000	11,960,828
United Rentals North America, Inc.	4.875	01-15-28	22,117,000	22,787,145
Information technology 6.1%				1,109,007,493
Communications equipment 0.6%
CommScope, Inc. (A)(C)	8.250	03-01-27	22,177,000	23,119,523
Motorola Solutions, Inc.	4.600	02-23-28	36,543,000	40,279,373
Motorola Solutions, Inc.	4.600	05-23-29	6,509,000	7,266,755
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	29,836,000	31,104,030
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	3.700	02-15-22	12,352,000	12,384,988
IT services 0.4%
PayPal Holdings, Inc.	2.850	10-01-29	35,754,000	38,560,364
Tempo Acquisition LLC (C)	6.750	06-01-25	6,270,000	6,238,650
VeriSign, Inc.	4.750	07-15-27	8,417,000	8,790,546
VeriSign, Inc.	5.250	04-01-25	9,850,000	10,820,619
Visa, Inc.	2.700	04-15-40	10,595,000	11,233,903
Semiconductors and semiconductor equipment 3.4%
Applied Materials, Inc.	1.750	06-01-30	12,819,000	12,809,206
Applied Materials, Inc.	2.750	06-01-50	14,855,000	14,802,101
Broadcom Corp.	3.125	01-15-25	15,770,000	16,302,761
Broadcom Corp.	3.875	01-15-27	54,160,000	56,984,748
Broadcom, Inc. (C)	4.700	04-15-25	27,183,000	29,790,014
Broadcom, Inc. (C)	4.750	04-15-29	30,967,000	33,925,963
Broadcom, Inc. (C)	5.000	04-15-30	32,593,000	35,980,646
KLA Corp.	4.100	03-15-29	18,142,000	20,963,779
Lam Research Corp.	3.750	03-15-26	19,502,000	22,079,403
Lam Research Corp.	4.875	03-15-49	17,074,000	22,834,951
Marvell Technology Group, Ltd.	4.875	06-22-28	26,969,000	30,084,870
28	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Microchip Technology, Inc. (C)	4.250	09-01-25	5,622,000	$5,660,279
Microchip Technology, Inc.	4.333	06-01-23	52,404,000	54,886,151
Micron Technology, Inc.	2.497	04-24-23	29,815,000	30,525,440
Micron Technology, Inc.	4.185	02-15-27	50,713,000	56,065,541
Micron Technology, Inc.	4.975	02-06-26	11,033,000	12,390,939
Micron Technology, Inc.	5.327	02-06-29	46,504,000	53,636,659
NVIDIA Corp.	2.850	04-01-30	20,361,000	22,371,135
NXP BV (C)	3.400	05-01-30	7,628,000	7,925,627
NXP BV (C)	3.875	06-18-26	17,720,000	19,138,874
NXP BV (C)	4.625	06-01-23	34,555,000	37,250,672
NXP BV (C)	4.875	03-01-24	20,606,000	22,785,539
Qorvo, Inc.	5.500	07-15-26	7,029,000	7,362,878
Software 0.8%
Autodesk, Inc.	2.850	01-15-30	10,308,000	10,976,051
Citrix Systems, Inc.	3.300	03-01-30	26,793,000	27,581,925
Microsoft Corp.	4.450	11-03-45	19,750,000	27,113,102
Oracle Corp.	2.950	04-01-30	44,602,000	48,938,626
PTC, Inc. (C)	4.000	02-15-28	3,903,000	3,903,000
VMware, Inc.	4.500	05-15-25	21,304,000	22,912,834
Technology hardware, storage and peripherals 0.8%
Dell International LLC (C)	4.900	10-01-26	32,167,000	34,759,487
Dell International LLC (C)	5.300	10-01-29	30,959,000	33,657,951
Dell International LLC (C)	5.850	07-15-25	9,498,000	10,630,754
Dell International LLC (C)	8.350	07-15-46	21,793,000	27,624,051
Seagate HDD Cayman	4.750	01-01-25	22,665,000	24,097,447
Western Digital Corp. (A)	4.750	02-15-26	19,435,000	20,455,338
Materials 1.7%				316,802,957
Chemicals 0.6%
Cydsa SAB de CV (A)(C)	6.250	10-04-27	20,300,000	19,412,078
EI du Pont de Nemours and Company	1.700	07-15-25	10,649,000	10,911,283
Methanex Corp.	4.250	12-01-24	16,269,000	14,998,666
Methanex Corp.	5.250	12-15-29	20,868,000	18,220,841
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	17,715,000	17,692,856
Syngenta Finance NV (C)	4.441	04-24-23	25,735,000	26,410,816
Syngenta Finance NV (C)	5.676	04-24-48	8,210,000	7,739,176
Construction materials 0.2%
Cemex SAB de CV (A)(C)	6.125	05-05-25	15,185,000	15,063,520
Standard Industries, Inc. (C)	5.000	02-15-27	3,699,000	3,808,379
Vulcan Materials Company	3.500	06-01-30	16,266,000	17,129,554
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	14,410,000	14,855,990
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	$2,748,210
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	8,687,000	9,143,068
Metals and mining 0.3%
Anglo American Capital PLC (C)	4.750	04-10-27	13,375,000	14,266,756
Arconic Corp. (C)	6.000	05-15-25	5,802,000	6,011,162
Arconic Corp. (C)	6.125	02-15-28	2,748,000	2,672,430
Commercial Metals Company	5.375	07-15-27	5,017,000	5,043,991
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	8,518,125
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	5,714,000	5,283,736
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	10,459,845
Newmont Corp.	2.800	10-01-29	10,482,000	10,904,187
Paper and forest products 0.4%
Georgia-Pacific LLC (C)	2.300	04-30-30	53,870,000	55,029,278
Inversiones CMPC SA (C)	3.850	01-13-30	8,078,000	8,078,000
Norbord, Inc. (C)	6.250	04-15-23	5,540,000	5,595,400
Suzano Austria GmbH	6.000	01-15-29	6,460,000	6,805,610
Real estate 1.7%				306,859,235
Equity real estate investment trusts 1.7%
American Homes 4 Rent LP	4.250	02-15-28	23,420,000	23,034,747
American Tower Corp.	2.400	03-15-25	15,758,000	16,486,049
American Tower Corp.	2.950	01-15-25	16,023,000	17,123,274
American Tower Corp.	3.550	07-15-27	37,802,000	41,452,067
American Tower Corp.	3.800	08-15-29	13,623,000	15,253,911
Crown Castle International Corp.	3.300	07-01-30	5,834,000	6,310,659
Crown Castle International Corp.	4.150	07-01-50	5,181,000	5,949,152
CyrusOne LP	3.450	11-15-29	19,636,000	19,399,975
Equinix, Inc.	3.200	11-18-29	30,281,000	32,588,109
Equinix, Inc.	5.375	05-15-27	13,021,000	14,018,669
GLP Capital LP	5.375	04-15-26	18,856,000	18,856,000
SBA Communications Corp. (C)	3.875	02-15-27	20,694,000	21,012,688
SBA Tower Trust (C)	2.836	01-15-25	22,481,000	23,128,995
SBA Tower Trust (C)	3.722	04-11-23	26,799,000	27,271,129
The GEO Group, Inc.	6.000	04-15-26	4,171,000	3,253,380
Ventas Realty LP	3.500	02-01-25	19,079,000	18,991,831
VICI Properties LP (C)	4.625	12-01-29	2,735,000	2,728,600
Utilities 1.4%				266,179,362
Electric utilities 0.7%
ABY Transmision Sur SA (C)	6.875	04-30-43	10,682,833	13,460,370
Emera US Finance LP	3.550	06-15-26	12,717,000	13,833,186
Empresa Electrica Angamos SA (C)	4.875	05-25-29	8,748,350	8,882,900
30	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	2.650	03-01-30	13,221,000	$13,782,818
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,810,000	6,425,550
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,630,000	7,506,337
NRG Energy, Inc. (C)	3.750	06-15-24	12,190,000	12,640,013
Vistra Operations Company LLC (C)	3.700	01-30-27	30,032,000	30,492,778
Vistra Operations Company LLC (C)	4.300	07-15-29	27,765,000	28,702,796
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	14,057,000	14,619,280
Independent power and renewable electricity producers 0.5%
Greenko Dutch BV (C)	4.875	07-24-22	11,955,000	11,647,159
Greenko Dutch BV (C)	5.250	07-24-24	7,105,000	6,785,275
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,497,209	3,703,545
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	38,727,000	43,479,770
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	15,359,000	15,704,578
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	5,100,000	5,406,000
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	16,145,000	17,668,277

NiSource, Inc.	3.600	05-01-30	10,122,000	11,438,730
Municipal bonds 0.1%				$20,058,485
(Cost $22,403,006)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	20,284,000	18,533,896

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,524,589
Collateralized mortgage obligations 6.2%				$1,124,374,535
(Cost $1,168,880,672)
Commercial and residential 4.8%				879,654,658
Americold LLC Series 2010-ARTA, Class D (C)	7.443	01-14-29	9,783,000	9,854,854
AOA Mortgage Trust Series 2015-1177, Class C (C)(G)	3.010	12-13-29	6,896,000	6,894,916
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(G)	3.763	04-25-48	23,971,006	24,368,560
Series 2019-2, Class A1 (C)(G)	3.347	04-25-49	22,465,873	22,895,569
Series 2019-3, Class A1 (C)(G)	2.962	10-25-48	12,818,666	12,945,174
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (C)(G)	3.843	11-05-32	11,565,000	7,180,743
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	15,448,000	16,261,657
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (B)(C)	2.621	03-15-37	9,590,000	7,999,565
BBCMS Trust
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-MSQ, Class D (C)(G)	3.990	09-15-32	7,340,000	$7,184,916
Series 2015-SRCH, Class D (C)(G)	4.957	08-10-35	15,371,000	15,098,011
Series 2020-C6, Class A2	2.690	02-15-53	10,593,000	11,098,642
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (C)	0.566	06-11-41	233,521	278
Benchmark Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	20,454,000	21,915,639
Series 2019-B11, Class A2	3.410	05-15-52	16,845,000	17,932,572
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	23,072,714
Series 2019-B13, Class A2	2.889	08-15-57	19,985,000	20,915,206
Series 2019-B14, Class A2	2.915	12-15-62	22,263,000	23,366,902
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(G)	2.666	07-25-59	9,364,851	9,467,960
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (C)	3.613	10-26-48	2,664,827	2,704,980
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	0.896	01-10-35	123,773,000	1,798,744
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.505	03-15-37	12,620,000	11,895,743
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.934	12-15-37	6,315,000	6,050,905
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	2.334	07-15-32	9,287,082	8,920,753
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	8,060,000	8,304,767
Series 2019-SMRT, Class A (C)	4.149	01-10-36	6,922,000	7,256,445
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (C)(G)	3.337	05-25-49	7,420,864	7,465,579
Series 2020-1, Class A1 (C)(G)	2.488	02-25-50	10,855,250	10,919,719
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.630	08-15-45	66,083,515	1,828,286
Series 2012-CR3, Class XA IO	1.854	10-15-45	93,994,418	3,154,133
Series 2014-CR15, Class XA IO	0.937	02-10-47	66,186,344	1,750,046
Series 2014-CR20, Class A3	3.326	11-10-47	41,990,000	44,448,611
Series 2016-CR28, Class A3	3.495	02-10-49	9,285,000	10,040,718
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.445	05-10-51	224,884,336	6,646,434
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.394	08-10-30	18,343,000	18,422,031
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,194,000	7,360,812
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	6,381,000	6,207,291
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (C)	0.856	02-15-38	222,933	13
32	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.784	05-15-36	23,820,000	$22,609,101
CSMC Trust
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	22,123,295	22,315,973
Series 2020-AFC1, Class A1 (C)(G)	2.240	02-25-50	15,191,460	15,214,199
GCAT LLC Series 2019-NQM1, Class A1 (C)	2.985	02-25-59	23,231,456	23,359,905
GCAT Trust Series 2020-NQM1, Class A1 (C)	2.247	01-25-60	25,733,889	25,638,501
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO (C)	1.606	07-10-39	7,186	30
Series 2011-GC5, Class XA IO (C)	1.327	08-10-44	22,751,913	241,973
Series 2015-590M, Class C (C)(G)	3.805	10-10-35	6,950,000	6,695,662
Series 2015-GC30, Class A3	3.119	05-10-50	20,359,774	21,595,842
Series 2015-GC34, Class A4	3.506	10-10-48	10,099,000	10,918,492
Series 2016-RENT, Class D (C)(G)	4.067	02-10-29	13,051,000	12,845,350
Series 2017-485L, Class C (C)(G)	3.982	02-10-37	6,600,000	6,336,541
Series 2019-GC39, Class A2	3.457	05-10-52	23,885,000	25,359,182
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	23,618,544
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	13,003,583
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	28,952,917	424,128
Series 2007-4, Class ES IO	0.350	07-19-47	30,740,846	388,045
Series 2007-6, Class ES IO (C)	0.343	08-19-37	27,369,929	341,922
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (B)(C)	4.882	08-05-34	5,240,000	4,466,218
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,679,000	7,667,350
Series 2017-APTS, Class CFX (C)(G)	3.497	06-15-34	6,867,000	6,341,050
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(G)	3.173	05-15-48	15,265,000	15,487,416
Series 2013-IRV, Class XA IO (C)	1.105	05-15-48	10,387,425	166,358
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.567	08-15-46	10,358,467	146,935
Series 2015-C31, Class A3	3.801	08-15-48	15,149,090	16,653,863
Series 2016-C1, Class A4	3.311	03-15-49	7,425,000	7,997,369
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Class XA IO (C)	0.947	02-15-46	9,126,789	31,269
Series 2011-C4, Class XA IO (C)	1.149	07-15-46	2,164,391	15,455
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	82,267,203	2,129,314
Series 2015-JP1, Class A4	3.650	01-15-49	35,415,000	38,623,549
Series 2015-JP1, Class A5	3.914	01-15-49	7,913,402	8,731,142
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	13,410,000	13,535,583
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.534	05-15-36	9,440,000	$8,922,056
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class XC IO (C)	0.010	07-12-38	285,693	5
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.424	08-15-45	12,237,494	283,579
Series 2012-C6, Class XA IO (C)	1.610	11-15-45	7,394,741	209,013
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (C)	0.620	07-15-49	6,633,880	30,752
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.584	11-15-34	15,867,000	15,174,282
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	9,724,850	9,508,670
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(G)	3.790	11-15-32	9,223,000	9,022,029
Series 2018-ALXA, Class C (C)(G)	4.316	01-15-43	7,332,000	7,294,303
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	5,012,685
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	23,316,407	24,997,272
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (C)(G)	3.793	03-25-48	3,429,700	3,451,394
Series 2020-1, Class A1 (C)(G)	2.275	02-25-50	12,472,139	12,456,834
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(C)	1.834	12-15-34	5,170,000	4,118,237
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (C)	0.793	02-15-44	31,669,827	81,087
Series 2011-C3, Class XA IO (C)	1.305	03-15-44	20,192,454	161,784
Series 2012-C10, Class XA IO (C)	1.533	12-15-45	8,496,452	272,224
Series 2012-C9, Class XA IO (C)	1.889	11-15-45	55,784,688	1,949,351
Series 2013-C16, Class XA IO	0.699	09-15-46	10,212,072	179,369
U.S. Government Agency 1.4%				244,719,877
Federal Home Loan Mortgage Corp.
Series K006, Class BX1 IO	5.560	02-25-20	364,257	805
Series K010, Class X1 IO	0.101	10-25-20	23,049,382	302
Series K011, Class X1 IO	0.174	11-25-20	44,779,818	10,187
Series K014, Class X1 IO	1.149	04-25-21	36,953,982	259,920
Series K015, Class X1 IO	1.571	07-25-21	37,363,212	444,970
Series K017, Class X1 IO	1.286	12-25-21	158,108,914	2,276,436
Series K018, Class X1 IO	1.300	01-25-22	97,278,972	1,464,282
Series K021, Class X1 IO	1.417	06-25-22	33,110,545	768,863
Series K022, Class X1 IO	1.194	07-25-22	277,133,997	5,628,287
Series K024, Class X1 IO	0.813	09-25-22	9,882,006	159,129
Series K026, Class X1 IO	0.970	11-25-22	15,175,275	292,186
Series K038, Class X1 IO	1.126	03-25-24	178,936,907	6,312,053
34	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K040, Class A2	3.241	09-25-24	19,525,000	$21,448,964
Series K715, Class X1 IO	1.101	01-25-21	13,626,336	68,076
Series K718, Class X1 IO	0.603	01-25-22	13,013,556	93,418
Series K728, Class A2 (G)	3.064	08-25-24	13,286,000	14,385,395
Series KAIV, Class X1 IO	1.228	06-25-21	22,562,140	144,330
Series KIR3, Class A1	3.038	08-25-27	34,200,000	37,411,240
Series KS01, Class X1 IO	1.196	01-25-23	38,130,814	887,010
Series KS03, Class X IO	0.288	08-25-25	37,478,465	266,618
Series T-41, Class 3A (G)	5.317	07-25-32	1,082	1,223
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	152	176
Series 2012-M5, Class X IO	0.525	02-25-22	14,953,070	94,580
Government National Mortgage Association
Series 2008-90, Class IO	1.943	12-16-50	2,357,281	563,805
Series 2012-114, Class IO	0.760	01-16-53	20,625,744	760,814
Series 2012-120, Class IO	0.785	02-16-53	8,655,978	364,473
Series 2012-125, Class IO	0.294	02-16-53	11,920,219	213,962
Series 2012-70, Class IO	0.409	08-16-52	5,248,996	50,091
Series 2013-63, Class IO	0.796	09-16-51	13,518,784	571,013
Series 2016-174, Class IO	0.890	11-16-56	71,449,266	4,611,643
Series 2017-109, Class IO	0.599	04-16-57	133,213,482	6,223,254
Series 2017-124, Class IO	0.712	01-16-59	139,145,809	7,473,201
Series 2017-135, Class IO	0.837	10-16-58	79,144,494	4,847,672
Series 2017-140, Class IO	0.618	02-16-59	65,252,423	3,489,856
Series 2017-159, Class IO	0.544	06-16-59	99,367,594	4,621,835
Series 2017-169, Class IO	0.727	01-16-60	175,149,550	9,388,471
Series 2017-20, Class IO	0.733	12-16-58	225,254,901	11,766,325
Series 2017-22, Class IO	0.942	12-16-57	33,842,978	2,369,333
Series 2017-41, Class IO	0.766	07-16-58	109,160,115	6,169,020
Series 2017-46, Class IO	0.616	11-16-57	140,563,240	7,092,835
Series 2017-61, Class IO	0.764	05-16-59	54,290,862	3,320,353
Series 2017-74, Class IO	0.718	09-16-58	105,148,529	5,017,173
Series 2017-89, Class IO	0.765	07-16-59	121,692,093	7,883,895
Series 2018-114, Class IO	0.555	04-16-60	179,830,335	9,813,647
Series 2018-158, Class IO	0.691	05-16-61	121,589,355	8,371,938
Series 2018-35, Class IO	0.528	03-16-60	136,017,055	6,746,922
Series 2018-43, Class IO	0.577	05-16-60	196,497,431	10,162,140
Series 2018-68, Class IO	0.479	01-16-60	24,295,525	1,080,067
Series 2018-69, Class IO	0.574	04-16-60	91,880,492	5,121,014
Series 2018-81, Class IO	0.451	01-16-60	44,406,805	2,185,223
Series 2018-9, Class IO	0.557	01-16-60	105,005,883	5,641,588
Series 2018-99, Class IO	0.431	06-16-60	153,959,548	7,634,408

Series 2019-131, Class IO	0.931	07-16-61	118,126,291	8,745,456
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 5.6%				$1,029,577,459
(Cost $1,037,667,342)
Asset backed securities 5.6%				1,029,577,459
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (G)	6.510	08-25-27	1	1
Applebee's Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	29,124,000	23,760,233
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	20,943,150	20,847,859
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	20,570,000	19,664,640
Series 2020-1A, Class A (C)	2.330	08-20-26	17,027,000	15,899,167
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (C)	3.280	09-26-33	10,404,082	10,054,852
CARS-DB4 LP Series 2020-1A, Class B1 (C)	4.170	02-15-50	16,887,000	15,717,133
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	17,957,399	17,981,441
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	19,438,800	18,694,943
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	78,351	62,450
Corevest American Finance Trust Series 2019-3, Class A (C)	2.705	10-15-52	5,139,474	5,102,995
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.520	02-25-35	863,243	865,023
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	10,305,783	10,374,419
Series 2017-1A, Class A2II (C)	4.030	11-20-47	8,665,538	8,633,562
Series 2019-1A, Class A2I (C)	3.787	05-20-49	51,158,413	52,244,506
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	32,472,375	33,739,772
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	27,838,250	28,040,356
Five Guys Funding LLC Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,149,960	15,989,967
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	7,595,100	7,369,753
Ford Credit Auto Owner Trust Series 2020-1, Class A (C)	2.040	08-15-31	26,767,000	26,878,578
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.320	04-15-26	36,263,000	36,367,064
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (C)	2.900	04-15-26	30,125,000	31,099,839
Golden Credit Card Trust Series 2018-4A, Class A (C)	3.440	10-15-25	27,572,000	29,375,198
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	14,866,110	14,351,838
36	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-AA, Class A (C)	3.540	02-25-32	5,931,819	$5,786,810
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	10,596,750	9,683,310
Series 2019-1A, Class A2I (C)	3.982	08-25-49	12,243,475	11,628,608
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	9,680,000	9,898,020
MelTel Land Funding LLC Series 2019-1A, Class A (C)	3.768	04-15-49	11,076,560	11,123,324
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (C)(G)	3.500	08-25-58	7,235,123	7,479,083
MVW Owner Trust
Series 2015-1A, Class A (C)	2.520	12-20-32	1,097,234	1,073,240
Series 2018-1A, Class A (C)	3.450	01-21-36	14,443,984	14,544,474
Navient Private Education Loan Trust Series 2016-AA, Class A2A (C)	3.910	12-15-45	7,410,310	7,700,377
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (C)	2.600	08-15-68	26,997,000	27,604,206
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (B)	1.151	01-25-37	1,031,746	988,364
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	9,333,796	9,284,265
Series 2018-FNT2, Class A (C)	3.790	07-25-54	5,557,916	5,366,927
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	4,038,440	4,052,712
Series 2018-PLS2, Class A (C)	3.265	02-25-23	14,626,481	14,669,899
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	7,463,000	7,351,574
Progress Residential Trust Series 2020-SFR1, Class A (C)	1.732	04-17-37	18,308,000	18,035,165
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	5,030,965	5,139,830
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	30,367,000	30,076,036
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (C)	3.230	10-20-24	8,135,000	7,877,858
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	20,113,013	20,223,232
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	3,124,414	2,972,779
Series 2019-1A, Class A (C)	3.200	01-20-36	6,984,768	6,862,485
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	4,894,911	4,963,703
Series 2019-B, Class A2A (C)	2.840	06-15-37	26,747,000	27,457,553
Sonic Capital LLC Series 2020-1A, Class A2I (C)	3.845	01-20-50	15,782,445	14,617,543
Sunbird Engine Finance LLC Series 2020-1A, Class A (C)	3.671	02-15-45	11,674,733	8,740,884
Taco Bell Funding LLC
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-1A, Class A2II (C)	4.377	05-25-46	2,667,500	$2,698,736
Series 2018-1A, Class A2I (C)	4.318	11-25-48	34,199,200	34,892,760
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	1,816,875	1,795,253
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.907	10-25-53	4,950,000	5,036,802
Series 2015-2, Class 1M2 (C)(G)	3.748	11-25-60	10,860,000	11,175,349
Series 2017-1, Class A1 (C)(G)	2.750	10-25-56	4,900,417	4,971,043
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	2,546,777	2,583,170
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	6,393,351	6,573,905
Series 2018-3, Class A1 (C)(G)	3.750	05-25-58	10,128,823	10,646,959
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	24,135,848	25,042,426
Series 2018-5, Class A1A (C)(G)	3.250	07-25-58	4,129,296	4,260,816
Series 2018-6, Class A1A (C)(G)	3.750	03-25-58	27,167,736	28,355,811
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	14,924,239	15,830,530
Series 2019-4, Class A1 (C)(G)	2.900	10-25-59	16,125,291	16,670,439
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (C)	2.560	11-25-31	60,504,000	62,653,937
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	15,435,583	15,269,910
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	12,409,363	12,547,891
VSE VOI Mortgage LLC Series 2017-A, Class A (C)	2.330	03-20-35	8,099,258	7,726,896
Westgate Resorts LLC
Series 2016-1A, Class A (C)	3.500	12-20-28	779,276	775,499
Series 2017-1A, Class A (C)	3.050	12-20-30	2,801,094	2,746,701
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	3.450	03-15-24	12,788,000	13,027,876
Willis Engine Structured Trust V Series 2020-A, Class A (C)	3.228	03-15-45	8,420,296	5,976,900

	Shares	Value
Preferred securities 0.3%		$49,042,861
(Cost $50,570,030)
Consumer staples 0.0%		2,234,436
Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,234,436
Financials 0.1%		11,426,263
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (B)	377,982	8,538,613
Wells Fargo & Company, 7.500%	2,139	2,887,650
38	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 0.1%		$17,257,917
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	15,892	17,257,917
Utilities 0.1%		18,124,245
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	12,257,622
The Southern Company, 6.750%	38,814	1,860,355
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	24,838	2,602,526
DTE Energy Company, 6.250%	33,037	1,403,742

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$279,948
(Cost $0)
Stearns Holdings LLC (C)(F)(H)	9.375	08-15-20	2,428,000	279,948

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.6%				$301,002,069
(Cost $300,850,092)
Commercial paper 0.1%				12,298,678
American Honda Finance Corp.	1.650	06-03-20	12,300,000	12,298,678
U.S. Government Agency 0.0%				7,665,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	06-01-20	7,665,000	7,665,000

	Yield (%)	Shares	Value
Short-term funds 0.6%			117,872,391
John Hancock Collateral Trust (I)	0.3653(J)	11,773,464	117,872,391

	Par value^	Value
Repurchase agreement 0.9%		163,166,000
Barclays Tri-Party Repurchase Agreement dated 5-29-20 at 0.050% to be repurchased at $157,797,657 on 6-1-20, collateralized by $149,882,900 U.S. Treasury Notes, 2.125% due 3-31-24 (valued at $160,953,633)	157,797,000	157,797,000
Repurchase Agreement with State Street Corp. dated 5-29-20 at 0.000% to be repurchased at $5,369,000 on 6-1-20, collateralized by $5,195,000 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $5,478,585)	5,369,000	5,369,000

Total investments (Cost $17,795,664,545) 100.1%	$18,301,679,254
Other assets and liabilities, net (0.1%)	(23,444,220)
Total net assets 100.0%	$18,278,235,034

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	39

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 5-31-20.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,602,872,680 or 25.2% of the fund's net assets as of 5-31-20.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 5-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-20, the aggregate cost of investments for federal income tax purposes was $17,840,168,269. Net unrealized appreciation aggregated to $461,510,985, of which $848,806,322 related to gross unrealized appreciation and $387,295,337 related to gross unrealized depreciation.
40	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-20

Assets
Unaffiliated investments, at value (Cost $17,677,944,326) including $115,237,997 of securities loaned	$18,183,806,863
Affiliated investments, at value (Cost $117,720,219)	117,872,391
Total investments, at value (Cost $17,795,664,545)	18,301,679,254
Cash	466,105
Collateral held at broker for futures contracts	4,724,987
Dividends and interest receivable	127,599,457
Receivable for fund shares sold	60,250,586
Receivable for investments sold	45,098,686
Receivable for securities lending income	108,022
Other assets	470,647
Total assets	18,540,397,744
Liabilities
Distributions payable	1,128,881
Payable for investments purchased	121,285,038
Payable for fund shares repurchased	18,412,883
Payable upon return of securities loaned	117,800,611
Payable to affiliates
Accounting and legal services fees	1,202,082
Transfer agent fees	842,040
Distribution and service fees	258,323
Trustees' fees	10,073
Other liabilities and accrued expenses	1,222,779
Total liabilities	262,162,710
Net assets	$18,278,235,034
Net assets consist of
Paid-in capital	$17,617,549,800
Total distributable earnings (loss)	660,685,234
Net assets	$18,278,235,034

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	41

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,100,062,868 ÷ 128,316,787 shares)[1]	$16.37
Class B ($3,085,619 ÷ 188,575 shares)[1]	$16.36
Class C ($277,824,176 ÷ 16,974,426 shares)[1]	$16.37
Class I ($4,693,403,367 ÷ 286,738,474 shares)	$16.37
Class R2 ($105,333,190 ÷ 6,428,387 shares)	$16.39
Class R4 ($55,025,209 ÷ 3,357,060 shares)	$16.39
Class R6 ($7,304,870,527 ÷ 445,528,003 shares)	$16.40
Class NAV ($3,738,630,078 ÷ 228,099,354 shares)	$16.39
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$17.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
42	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-20

Investment income
Interest	$625,903,169
Dividends	2,436,952
Securities lending	2,018,665
Less foreign taxes withheld	53,843
Total investment income	630,412,629
Expenses
Investment management fees	55,324,352
Distribution and service fees	9,130,360
Accounting and legal services fees	3,128,751
Transfer agent fees	8,519,435
Trustees' fees	291,517
Custodian fees	2,085,613
State registration fees	493,594
Printing and postage	719,856
Professional fees	486,986
Other	989,786
Total expenses	81,170,250
Less expense reductions	(1,308,037)
Net expenses	79,862,213
Net investment income	550,550,416
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	408,867,935
Affiliated investments	(73,720)
Futures contracts	9,802,778
418,596,993
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	262,490,417
Affiliated investments	122,952
262,613,369
Net realized and unrealized gain	681,210,362
Increase in net assets from operations	$1,231,760,778
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	43

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-20	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$550,550,416	$472,691,700
Net realized gain	418,596,993	39,483,787
Change in net unrealized appreciation (depreciation)	262,613,369	442,582,432
Increase in net assets resulting from operations	1,231,760,778	954,757,919
Distributions to shareholders
From earnings
Class A	(69,961,436)	(51,559,846)
Class B	(145,931)	(230,390)
Class C	(7,784,005)	(6,855,193)
Class I	(151,367,503)	(87,367,701)
Class R2	(3,443,142)	(2,632,937)
Class R4	(1,915,296)	(1,436,288)
Class R6	(290,596,250)	(233,167,054)
Class NAV	(171,586,313)	(123,286,684)
Total distributions	(696,799,876)	(506,536,093)
From fund share transactions	1,717,196,319	3,548,411,057
Total increase	2,252,157,221	3,996,632,883
Net assets
Beginning of year	16,026,077,813	12,029,444,930
End of year	$18,278,235,034	$16,026,077,813
44	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$15.83	$15.41	$15.93	$15.79	$16.06
Net investment income[1]	0.45	0.49	0.46	0.45	0.47
Net realized and unrealized gain (loss) on investments	0.68	0.46	(0.47)	0.18	(0.23)
Total from investment operations	1.13	0.95	(0.01)	0.63	0.24
Less distributions
From net investment income	(0.49)	(0.53)	(0.51)	(0.49)	(0.51)
From net realized gain	(0.10)	—	—	—	—
Total distributions	(0.59)	(0.53)	(0.51)	(0.49)	(0.51)
Net asset value, end of period	$16.37	$15.83	$15.41	$15.93	$15.79
Total return (%)[2,3]	7.22	6.33	(0.11)	4.07	1.59
Ratios and supplemental data
Net assets, end of period (in millions)	$2,100	$1,688	$1,488	$1,492	$1,904
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.78	0.81	0.89	0.93
Expenses including reductions	0.78	0.78	0.79	0.83	0.87
Net investment income	2.82	3.21	2.93	2.83	3.01
Portfolio turnover (%)	125	106	74	98 [4]	56

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	45

CLASS B SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$15.83	$15.40	$15.93	$15.79	$16.06
Net investment income[1]	0.34	0.39	0.35	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.66	0.46	(0.48)	0.18	(0.23)
Total from investment operations	1.00	0.85	(0.13)	0.52	0.13
Less distributions
From net investment income	(0.37)	(0.42)	(0.40)	(0.38)	(0.40)
From net realized gain	(0.10)	—	—	—	—
Total distributions	(0.47)	(0.42)	(0.40)	(0.38)	(0.40)
Net asset value, end of period	$16.36	$15.83	$15.40	$15.93	$15.79
Total return (%)[2,3]	6.41	5.66	(0.87)	3.35	0.88
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$7	$11	$16	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	1.48	1.51	1.59	1.63
Expenses including reductions	1.48	1.48	1.49	1.53	1.57
Net investment income	2.10	2.51	2.22	2.14	2.32
Portfolio turnover (%)	125	106	74	98 [4]	56

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
46	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$15.84	$15.41	$15.93	$15.79	$16.06
Net investment income[1]	0.34	0.39	0.35	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.66	0.46	(0.47)	0.18	(0.23)
Total from investment operations	1.00	0.85	(0.12)	0.52	0.13
Less distributions
From net investment income	(0.37)	(0.42)	(0.40)	(0.38)	(0.40)
From net realized gain	(0.10)	—	—	—	—
Total distributions	(0.47)	(0.42)	(0.40)	(0.38)	(0.40)
Net asset value, end of period	$16.37	$15.84	$15.41	$15.93	$15.79
Total return (%)[2,3]	6.41	5.66	(0.80)	3.35	0.88
Ratios and supplemental data
Net assets, end of period (in millions)	$278	$252	$269	$299	$310
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	1.48	1.51	1.59	1.63
Expenses including reductions	1.48	1.48	1.49	1.53	1.57
Net investment income	2.11	2.51	2.23	2.14	2.31
Portfolio turnover (%)	125	106	74	98 [4]	56

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	47

CLASS I SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$15.84	$15.41	$15.93	$15.80	$16.06
Net investment income[1]	0.50	0.53	0.50	0.50	0.52
Net realized and unrealized gain (loss) on investments	0.67	0.47	(0.47)	0.17	(0.22)
Total from investment operations	1.17	1.00	0.03	0.67	0.30
Less distributions
From net investment income	(0.54)	(0.57)	(0.55)	(0.54)	(0.56)
From net realized gain	(0.10)	—	—	—	—
Total distributions	(0.64)	(0.57)	(0.55)	(0.54)	(0.56)
Net asset value, end of period	$16.37	$15.84	$15.41	$15.93	$15.80
Total return (%)[2]	7.47	6.70	0.19	4.33	1.97
Ratios and supplemental data
Net assets, end of period (in millions)	$4,693	$2,928	$2,236	$5,385	$1,367
Ratios (as a percentage of average net assets):
Expenses before reductions	0.49	0.50	0.51	0.57	0.61
Expenses including reductions	0.48	0.49	0.49	0.51	0.56
Net investment income	3.11	3.48	3.19	3.15	3.32
Portfolio turnover (%)	125	106	74	98 [3]	56

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
48	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$15.85	$15.42	$15.95	$15.81	$16.08
Net investment income[1]	0.44	0.48	0.45	0.44	0.46
Net realized and unrealized gain (loss) on investments	0.67	0.47	(0.49)	0.18	(0.23)
Total from investment operations	1.11	0.95	(0.04)	0.62	0.23
Less distributions
From net investment income	(0.47)	(0.52)	(0.49)	(0.48)	(0.50)
From net realized gain	(0.10)	—	—	—	—
Total distributions	(0.57)	(0.52)	(0.49)	(0.48)	(0.50)
Net asset value, end of period	$16.39	$15.85	$15.42	$15.95	$15.81
Total return (%)[2]	7.12	6.29	(0.27)	3.97	1.55
Ratios and supplemental data
Net assets, end of period (in millions)	$105	$86	$83	$56	$56
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.88	0.92	0.98	1.03
Expenses including reductions	0.87	0.88	0.89	0.92	0.97
Net investment income	2.73	3.11	2.84	2.75	2.92
Portfolio turnover (%)	125	106	74	98 [3]	56

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	49

CLASS R4 SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$15.86	$15.43	$15.95	$15.81	$16.08
Net investment income[1]	0.48	0.52	0.49	0.49	0.51
Net realized and unrealized gain (loss) on investments	0.66	0.47	(0.48)	0.17	(0.22)
Total from investment operations	1.14	0.99	0.01	0.66	0.29
Less distributions
From net investment income	(0.51)	(0.56)	(0.53)	(0.52)	(0.56)
From net realized gain	(0.10)	—	—	—	—
Total distributions	(0.61)	(0.56)	(0.53)	(0.52)	(0.56)
Net asset value, end of period	$16.39	$15.86	$15.43	$15.95	$15.81
Total return (%)[2]	7.32	6.55	0.05	4.25	1.86
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$44	$39	$29	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.74	0.76	0.82	0.82
Expenses including reductions	0.62	0.63	0.64	0.66	0.66
Net investment income	2.99	3.36	3.09	3.09	3.24
Portfolio turnover (%)	125	106	74	98 [4]	56

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
50	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$15.86	$15.43	$15.96	$15.81	$16.08
Net investment income[1]	0.52	0.55	0.53	0.52	0.54
Net realized and unrealized gain (loss) on investments	0.67	0.47	(0.49)	0.19	(0.23)
Total from investment operations	1.19	1.02	0.04	0.71	0.31
Less distributions
From net investment income	(0.55)	(0.59)	(0.57)	(0.56)	(0.58)
From net realized gain	(0.10)	—	—	—	—
Total distributions	(0.65)	(0.59)	(0.57)	(0.56)	(0.58)
Net asset value, end of period	$16.40	$15.86	$15.43	$15.96	$15.81
Total return (%)[2]	7.65	6.81	0.23	4.58	2.02
Ratios and supplemental data
Net assets, end of period (in millions)	$7,305	$6,560	$5,944	$529	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37	0.39	0.42	0.48	0.52
Expenses including reductions	0.37	0.38	0.39	0.41	0.44
Net investment income	3.22	3.61	3.37	3.27	3.45
Portfolio turnover (%)	125	106	74	98 [3]	56

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	51

CLASS NAV SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$15.86	$15.43	$15.95	$15.81	$15.78
Net investment income[2]	0.52	0.56	0.53	0.51	0.41
Net realized and unrealized gain (loss) on investments	0.67	0.47	(0.48)	0.19	0.06
Total from investment operations	1.19	1.03	0.05	0.70	0.47
Less distributions
From net investment income	(0.56)	(0.60)	(0.57)	(0.56)	(0.44)
From net realized gain	(0.10)	—	—	—	—
Total distributions	(0.66)	(0.60)	(0.57)	(0.56)	(0.44)
Net asset value, end of period	$16.39	$15.86	$15.43	$15.95	$15.81
Total return (%)[3]	7.60	6.83	0.30	4.51	3.03 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$3,739	$4,461	$1,959	$1,862	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	0.37	0.40	0.46	0.50 [5]
Expenses including reductions	0.35	0.37	0.38	0.41	0.44 [5]
Net investment income	3.23	3.63	3.34	3.28	3.44 [5]
Portfolio turnover (%)	125	106	74	98 [6]	56 [7]

[1]	The inception date for Class NAV shares is 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.
52	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	53

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,303,155,425	—	$6,303,155,425	—
Foreign government obligations	90,730,932	—	90,730,932	—
Corporate bonds	9,383,457,540	—	9,383,457,540	—
Municipal bonds	20,058,485	—	20,058,485	—
Collateralized mortgage obligations	1,124,374,535	—	1,124,374,535	—
Asset backed securities	1,029,577,459	—	1,029,577,459	—
Preferred securities	49,042,861	$46,808,425	2,234,436	—
Escrow certificates	279,948	—	—	$279,948
Short-term investments	301,002,069	117,872,391	183,129,678	—
Total investments in securities	$18,301,679,254	$164,680,816	$18,136,718,490	$279,948
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
54	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and
ANNUAL REPORT | JOHN HANCOCK Bond Fund	55

compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2020, the fund loaned securities valued at $115,237,997 and received $117,800,611 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2020 were $47,334.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
56	JOHN HANCOCK Bond Fund | ANNUAL REPORT

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2020 and 2019 was as follows:
	May 31, 2020	May 31, 2019
Ordinary income	$696,799,876	$506,536,093
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2020, the components of distributable earnings on a tax basis consisted of $200,303,130 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of
ANNUAL REPORT | JOHN HANCOCK Bond Fund	57

the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2020, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $212.2 million as measured at each quarter end. There were no open futures contracts as of May 31, 2020.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$9,802,778
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Multi-Asset High Income Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
58	JOHN HANCOCK Bond Fund | ANNUAL REPORT

fund. During the year ended May 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$137,243
Class B	364
Class C	19,029
Class I	273,533
Class R2	6,958
Class	Expense reduction
Class R4	$3,600
Class R6	513,637
Class NAV	303,309
Total	$1,257,673

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2020, were equivalent to a net annual effective rate of 0.31% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $50,364 for Class R4 shares for the year ended May 31, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,820,276 for the year ended May 31, 2020. Of this amount, $393,693 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,426,583 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to
ANNUAL REPORT | JOHN HANCOCK Bond Fund	59

CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2020, CDSCs received by the Distributor amounted to $43,296 and $22,828 for Class A and Class C shares, respectively. During the year ended May 31, 2020, there were no CDSCs received by the Distributor for Class B shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,758,596	$2,400,319
Class B	50,317	6,234
Class C	2,659,985	332,171
Class I	—	4,816,926
Class R2	486,419	12,835
Class R4	175,043	6,642
Class R6	—	944,308
Total	$9,130,360	$8,519,435
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$16,627,614	3	0.814%	$1,128
60	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2020 and 2019 were as follows:
	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	41,005,801	$662,731,784	26,954,829	$416,858,752
Distributions reinvested	4,172,520	67,539,928	3,200,787	49,262,981
Repurchased	(23,461,921)	(376,812,820)	(20,121,476)	(308,683,359)
Net increase	21,716,400	$353,458,892	10,034,140	$157,438,374
Class B shares
Sold	6,768	$110,103	4,653	$70,739
Distributions reinvested	8,541	138,132	14,133	217,216
Repurchased	(249,934)	(4,037,416)	(281,557)	(4,322,775)
Net decrease	(234,625)	$(3,789,181)	(262,771)	$(4,034,820)
Class C shares
Sold	4,252,213	$68,713,068	2,701,117	$41,576,151
Distributions reinvested	455,710	7,373,911	426,403	6,560,181
Repurchased	(3,674,490)	(59,119,885)	(4,654,352)	(71,339,295)
Net increase (decrease)	1,033,433	$16,967,094	(1,526,832)	$(23,202,963)
Class I shares
Sold	177,627,763	$2,867,598,280	96,960,267	$1,496,504,211
Distributions reinvested	8,777,670	142,128,546	5,258,651	81,006,463
Repurchased	(84,570,992)	(1,357,062,414)	(62,450,126)	(957,926,278)
Net increase	101,834,441	$1,652,664,412	39,768,792	$619,584,396
Class R2 shares
Sold	2,997,214	$48,532,943	1,768,277	$27,269,421
Distributions reinvested	181,253	2,937,041	151,590	2,335,814
Repurchased	(2,159,089)	(34,743,089)	(1,912,822)	(29,407,872)
Net increase	1,019,378	$16,726,895	7,045	$197,363
Class R4 shares
Sold	1,271,936	$20,533,594	622,397	$9,616,684
Distributions reinvested	118,132	1,914,858	93,146	1,435,800
Repurchased	(787,885)	(12,627,785)	(505,533)	(7,766,948)
Net increase	602,183	$9,820,667	210,010	$3,285,536
ANNUAL REPORT | JOHN HANCOCK Bond Fund	61

	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	142,587,889	$2,308,830,647	101,956,557	$1,572,817,631
Distributions reinvested	17,865,771	289,744,933	15,084,491	232,593,564
Repurchased	(128,475,759)	(2,080,653,650)	(88,632,863)	(1,360,912,144)
Net increase	31,977,901	$517,921,930	28,408,185	$444,499,051
Class NAV shares
Sold	14,828,777	$240,437,607	190,488,426	$2,904,904,253
Distributions reinvested	10,585,871	171,586,313	7,984,258	123,286,684
Repurchased	(78,637,849)	(1,258,598,310)	(44,157,186)	(677,546,817)
Net increase (decrease)	(53,223,201)	$(846,574,390)	154,315,498	$2,350,644,120
Total net increase	104,725,910	$1,717,196,319	230,954,067	$3,548,411,057
Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $11,230,451,748 and $8,619,366,810, respectively, for the year ended May 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $12,184,563,939 and $13,065,425,136, respectively, for the year ended May 31, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At May 31, 2020, funds within the John Hancock group of funds complex held 20.5% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	11,773,464	$163,520,202	$4,561,003,878	$(4,606,700,921)	$(73,720)	$122,952	$2,018,665	—	$117,872,391

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
62	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Note 10—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended May 31, 2020, the fund engaged in securities purchases amounting to $295,981,399.
Note 11—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 12—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	63

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Bond Fund (the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
64	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	65

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       66

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       67

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       68

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2005	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       69

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2005	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       70

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       71

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       72

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       73

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1210521	21A 5/20 7/2020

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2020, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2020 and 2019. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2020	May 31, 2019
John Hancock Bond Fund	$65,907	$59,487

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $116,467 and $113,000 for the fiscal years ended May 31, 2020 and 2019, respectively.

Fund	May 31, 2020	May 31, 2019
John Hancock Bond Fund	$591	$571

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2020 and 2019. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2020	May 31, 2019
John Hancock Bond Fund	$3,837	$3,725

(d) All Other Fees
Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2020 and 2019 amounted to the following:

Fund	May 31, 2020	May 31, 2019
John Hancock Bond Fund	$89	$89

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2020 and 2019 amounted to the following:

Trust	May 31, 2020	May 31, 2019
John Hancock Sovereign Bond Fund	$1,016,925	$919,444

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 14, 2020